TABLE OF CONTENTS

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

MONEY MARKET SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
MULTI-SECTOR FIXED INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
BALANCED SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
REAL ESTATE SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC THEME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ABERDEEN NEW ASIA SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ENHANCED INDEX SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
ENGEMANN NIFTY FIFTY SUBACCOUNT
   Statement of Assets and Liabilities.....      2
   Statement of Operations.................      4
   Statement of Changes in Net Assets......      7
SENECA MID-CAP GROWTH SUBACCOUNT
   Statement of Assets and Liabilities.....      2
   Statement of Operations.................      4
   Statement of Changes in Net Assets......      7
GROWTH AND INCOME SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
VALUE EQUITY SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
SCHAFER MID-CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER U.S. SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      7
TEMPLETON INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
   Statement of Assets and Liabilities.....      3
   Statement of Operations.................      5
   Statement of Changes in Net Assets......      8
NOTES TO FINANCIAL STATEMENTS..............     11

                                  This annual report for the PHOENIX HOME
                             LIFE VARIABLE UNIVERSAL LIFE ACCOUNT for the
                              period ended December 31, 1998 contains the
                            financial statements for the Account's single
                                premium variable universal life policies.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                                                                              MULTI-SECTOR
                                                                         MONEY MARKET         GROWTH          FIXED INCOME
                                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                                         -----------        -----------        -----------
ASSETS
   Investments at cost................................................   $   801,462        $26,799,824         $3,817,260
                                                                         ===========        ===========         ==========
   Investment in The Phoenix Edge Series Fund, at market..............   $   801,462        $40,624,469         $3,557,809
                                                                         -----------        -----------         ----------
      Total assets....................................................       801,462         40,624,469          3,557,809
LIABILITIES
   Accrued expenses to related party..................................           340             16,205              1,525
                                                                         -----------        -----------         ----------
NET ASSETS............................................................   $   801,122        $40,608,264         $3,556,284
                                                                         ===========        ===========         ==========
Accumulation units outstanding........................................       439,537          7,236,992          1,452,115
                                                                         ===========        ===========         ==========
Unit value............................................................   $  1.822650        $  5.611208         $ 2.449030
                                                                         ===========        ===========         ==========

                                                                          STRATEGIC
                                                                         ALLOCATION       INTERNATIONAL          BALANCED
                                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                                         -----------        -----------         ----------
ASSETS
   Investments at cost................................................   $15,952,877        $ 1,129,438         $   83,271
                                                                         ===========        ===========         ==========
   Investment in The Phoenix Edge Series Fund, at market..............   $19,182,187        $ 1,537,151         $  113,718
                                                                         -----------        -----------         ----------
      Total assets....................................................    19,182,187          1,537,151            113,718
LIABILITIES
   Accrued expenses to related party..................................         7,788                630                 47
                                                                         -----------        -----------         ----------
NET ASSETS............................................................   $19,174,399        $ 1,536,521         $  113,671
                                                                         ===========        ===========         ==========
Accumulation units outstanding........................................     5,519,645            650,739             53,478
                                                                         ===========        ===========         ==========
Unit value............................................................   $  3.473843        $  2.361203         $ 2.125548
                                                                         ===========        ===========         ==========

                                                                                                                 ABERDEEN
                                                                         REAL ESTATE      STRATEGIC THEME        NEW ASIA
                                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                         -----------        -----------         ----------
ASSETS
   Investments at cost................................................   $    80,399        $   309,267         $   40,255
                                                                         ===========        ===========         ==========
   Investment in The Phoenix Edge Series Fund, at market..............   $    69,071        $   411,269         $   27,740
                                                                         -----------        -----------         ----------
      Total assets....................................................        69,071            411,269             27,740
LIABILITIES
   Accrued expenses to related party..................................             4                162                 11
                                                                         -----------        -----------         ----------
NET ASSETS............................................................   $    69,067        $   411,107         $   27,729
                                                                         ===========        ===========         ==========
Accumulation units outstanding........................................        55,433            244,317             43,139
                                                                         ===========        ===========         ==========
Unit value............................................................   $  1.245953        $  1.682681         $ 0.642781
                                                                         ===========        ===========         ==========

                                                                                                                  SENECA
                                                                           ENHANCED           ENGEMANN            MID-CAP
                                                                            INDEX           NIFTY FIFTY           GROWTH
                                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                         -----------        -----------         ----------
ASSETS
   Investments at cost................................................   $   330,524        $    70,742        $    14,409
                                                                         ===========        ===========         ==========
   Investment in the Phoenix Edge Series Fund, at market..............   $   371,684        $    84,636        $    16,292
                                                                         -----------        -----------         ----------
      Total assets....................................................       371,684             84,636             16,292
LIABILITIES
   Accrued expenses to related party..................................           270                 34                  6
                                                                         -----------        -----------         ----------
NET ASSETS............................................................   $   371,414        $    84,602         $   16,286
                                                                         ===========        ===========         ==========
Accumulation units outstanding........................................       279,279             70,855             15,148
                                                                         ===========        ===========         ==========
Unit value............................................................   $  1.329908        $  1.193670         $ 1.075153
                                                                         ===========        ===========         ==========

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            GROWTH                               SCHAFER
                                                                          AND INCOME        VALUE EQUITY         MID-CAP
                                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                          ----------         ----------         ----------
ASSETS
   Investments at cost................................................   $    49,381        $     9,684         $    8,424
                                                                         ===========        ===========         ==========
   Investment in The Phoenix Edge Series Fund, at market..............   $    53,561        $    10,042         $    7,268
                                                                         -----------        -----------         ----------
      Total assets....................................................        53,561             10,042              7,268
LIABILITIES
   Accrued expenses to related party..................................            22                  4                  3
                                                                         -----------        -----------         ----------
NET ASSETS............................................................   $    53,539        $    10,038         $    7,265
                                                                         ===========        ===========         ==========
Accumulation units outstanding........................................        48,315              9,730              8,427
                                                                         ===========        ===========         ==========
Unit value............................................................   $  1.108117        $  1.031633         $ 0.862195
                                                                         ===========        ===========         ==========

                                                                           WANGER             WANGER
                                                                            U.S.           INTERNATIONAL
                                                                          SMALL CAP          SMALL CAP
                                                                         SUBACCOUNT         SUBACCOUNT
                                                                         ----------         ----------
ASSETS
   Investments at cost................................................   $   492,929        $   120,475
                                                                         ===========        ===========
   Investment in Wanger Advisors Trust, at market.....................   $   572,296        $   132,336
                                                                         -----------        -----------
      Total assets....................................................       572,296            132,336
LIABILITIES
   Accrued expenses to related party..................................           229                 54
                                                                         -----------        -----------
NET ASSETS............................................................   $   572,067        $   132,282
                                                                         ===========        ===========
Accumulation units outstanding........................................       402,094            113,611
                                                                         ===========        ===========
Unit value............................................................   $  1.422719        $  1.164344
                                                                         ===========        ===========

                                                                                              TEMPLETON
                                                                          TEMPLETON          DEVELOPING
                                                                        INTERNATIONAL          MARKETS
                                                                          SUBACCOUNT         SUBACCOUNT
                                                                         ----------         ----------
ASSETS
   Investments at cost................................................   $    58,063        $     9,966
                                                                         ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...   $    58,661        $    10,164
                                                                         -----------        -----------
      Total assets....................................................        58,661             10,164
LIABILITIES
   Accrued expenses to related party..................................            30                  7
                                                                         -----------        -----------
NET ASSETS............................................................   $    58,631        $    10,157
                                                                         ===========        ===========
Accumulation units outstanding........................................        58,063              9,966
                                                                         ===========        ===========
Unit value............................................................   $  1.009777        $  1.019200
                                                                         ===========        ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................      $    34,069          $     45,279           $  276,334
Expenses
   Mortality and expense risk charges...............................            3,416               176,605               18,611
                                                                          -----------          ------------           ----------
Net investment income...............................................           30,653              (131,326)             257,723
                                                                          -----------          ------------           ----------
Net realized gain (loss) from share transactions....................               --               115,904               (5,762)
Net realized gain distribution from Fund............................               --             1,458,124               22,699
Net unrealized appreciation (depreciation) on investment............               --             7,944,733             (454,168)
                                                                          -----------          ------------           ----------
Net gain (loss) on investments......................................               --             9,518,761             (437,231)
                                                                          -----------          ------------           ----------
Net increase (decrease) in net assets resulting from operations.....      $    30,653          $ 9,387,435            $ (179,508)
                                                                          ===========          ===========            ==========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL            BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                          ----------            ----------            ----------
Investment income
   Distributions....................................................      $   331,457          $         --           $    3,487
Expenses
   Mortality and expense risk charges...............................           88,167                 7,050                  738
                                                                          -----------          ------------           ----------
Net investment income (loss)........................................          243,290                (7,050)               2,749
                                                                          -----------          ------------           ----------
Net realized gain (loss) from share transactions....................           62,550                10,048               15,781
Net realized gain distribution from Fund............................        1,229,190               260,506                5,438
Net unrealized appreciation (depreciation) on investment............        1,781,538                63,522                 (363)
                                                                          -----------          ------------           ----------
Net gain (loss) on investments......................................        3,073,278               334,076               20,856
                                                                          -----------          ------------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 3,316,568          $    327,026           $   23,605
                                                                          ===========          ============           ==========

                                                                                                                       ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME           NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                                          ----------            ----------            ----------
Investment income
   Distributions....................................................      $     3,665          $        375           $      117
Expenses
   Mortality and expense risk charges...............................              394                 1,845                  132
                                                                          -----------          ------------           ----------
Net investment income (loss)........................................            3,271                (1,470)                 (15)
                                                                          -----------          ------------           ----------
Net realized gain (loss) from share transactions....................               (5)                5,703                  (53)
Net realized gain distribution from Fund............................               87                23,881                   --
Net unrealized appreciation (depreciation) on investment............          (23,427)              115,793               (1,944)
                                                                          -----------          ------------           ----------
Net gain (loss) on investments......................................          (23,345)              145,377               (1,997)
                                                                          -----------          ------------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   (20,074)         $    143,907           $   (2,012)
                                                                          ===========          ============           ==========

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
Investment income
   Distributions....................................................      $     2,795          $         33           $       13
Expenses
   Mortality and expense risk charges...............................            1,284                   236                   39
                                                                          -----------          ------------           ----------
Net investment income (loss)........................................            1,511                  (203)                 (26)
                                                                          -----------          ------------           ----------
Net realized gain (loss) from share transactions....................               14                 1,379                   (4)
Net realized gain distribution from Fund............................           15,896                    --                   --
Net unrealized appreciation (depreciation) on investment............           40,885                13,894                1,884
                                                                          -----------          ------------           ----------
Net gain (loss) on investments......................................           56,795                15,273                1,880
                                                                          -----------          ------------           ----------
Net increase (decrease) in net assets resulting from operations.....      $    58,306          $     15,070           $    1,854
                                                                          ===========          ============           ==========

(1) From inception April 28, 1998 to December 31, 1998
(2) From inception April 21, 1998 to December 31, 1998

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                             GROWTH                                     SCHAFER
                                                                           AND INCOME          VALUE EQUITY             MID-CAP
                                                                         SUBACCOUNT(2)         SUBACCOUNT(2)          SUBACCOUNT(3)
                                                                         -------------         -------------          -------------
Investment income
   Distributions....................................................      $       216          $         42           $       21
Expenses
   Mortality and expense risk charges...............................              114                    29                   23
                                                                          -----------          ------------           ----------
Net investment income (loss)........................................              102                    13                   (2)
                                                                          -----------          ------------           ----------
Net realized gain (loss) from share transactions....................               (7)                   (4)                  (9)
Net realized gain distribution from Fund............................               --                    --                   --
Net unrealized appreciation (depreciation) on investment............            4,180                   357               (1,156)
                                                                          -----------          ------------           ----------
Net gain (loss) on investments......................................            4,173                   353               (1,165)
                                                                          -----------          ------------           ----------
Net increase (decrease) in net assets resulting from operations.....      $     4,275          $        366           $   (1,167)
                                                                          ===========          ============           ==========

                                                                             WANGER                WANGER
                                                                              U.S.             INTERNATIONAL
                                                                           SMALL CAP             SMALL CAP
                                                                           SUBACCOUNT            SUBACCOUNT
                                                                           ----------            ----------
Investment income
   Distributions....................................................      $    24,715          $      1,801
Expenses
   Mortality and expense risk charges...............................            2,527                   765
                                                                          -----------          ------------
Net investment income (loss)........................................           22,188                 1,036
                                                                          -----------          ------------
Net realized gain (loss) from share transactions....................           (1,168)               (2,560)
Net realized gain distribution from Fund............................               --                    --
Net unrealized appreciation (depreciation) on investment............           18,143                20,730
                                                                          -----------          ------------
Net gain (loss) on investments......................................           16,975                18,170
                                                                          -----------          ------------
Net increase (decrease) in net assets resulting from operations.....      $    39,163          $     19,206
                                                                          ===========          ============

                                                                            TEMPLETON            TEMPLETON
                                                                          INTERNATIONAL      DEVELOPING MARKETS
                                                                          SUBACCOUNT(4)        SUBACCOUNT(5)
                                                                          -------------        -------------
Investment income
   Distributions....................................................      $        --          $         --
Expenses
   Mortality and expense risk charges...............................               30                     7
                                                                          -----------          ------------
Net investment income (loss)........................................              (30)                   (7)
                                                                          -----------          ------------
Net realized gain (loss) from share transactions....................                1                    (1)
Net realized gain distribution from Fund............................               --                    --
Net unrealized appreciation (depreciation) on investment............              598                   199
                                                                          -----------          ------------
Net gain (loss) on investments......................................              599                   198
                                                                          -----------          ------------
Net increase (decrease) in net assets resulting from operations.....      $       569          $        191
                                                                          ===========          ============










(2) From inception April 21, 1998 to December 31, 1998
(3) From inception March 13, 1998 to December 31, 1998
(4) From inception November 23, 1998 to December 31, 1998
(5) From inception November 9, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $     30,653          $   (131,326)         $   257,723
   Net realized gain (loss).........................................               --             1,574,028               16,937
   Net unrealized appreciation (depreciation).......................               --             7,944,733             (454,168)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..           30,653             9,387,435             (179,508)
                                                                         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          486,770                88,441              126,281
   Participant transfers............................................          965,687              (693,362)             (59,435)
   Participant withdrawals..........................................       (1,189,945)           (1,369,401)             (52,100)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          262,512            (1,974,322)              14,746
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets............................          293,165             7,413,113             (164,762)
NET ASSETS
   Beginning of period..............................................          507,957            33,195,151            3,721,046
                                                                         ------------          ------------          -----------
   End of period....................................................     $    801,122          $ 40,608,264          $ 3,556,284
                                                                         ============          ============          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................       $  243,290           $    (7,050)           $   2,749
   Net realized gain (loss).........................................        1,291,740               270,554               21,219
   Net unrealized appreciation (depreciation).......................        1,781,538                63,522                 (363)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..        3,316,568               327,026               23,605
                                                                         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          172,594                10,726                  898
   Participant transfers............................................         (707,451)              121,752              (81,691)
   Participant withdrawals..........................................       (1,109,396)             (128,944)             (21,600)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       (1,644,253)                3,534             (102,393)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets............................        1,672,315               330,560              (78,788)
NET ASSETS
   Beginning of period..............................................       17,502,084             1,205,961              192,459
                                                                         ------------          ------------          -----------
   End of period....................................................     $ 19,174,399          $  1,536,521          $   113,671
                                                                         ============          ============          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $      3,271          $     (1,470)         $       (15)
   Net realized gain (loss).........................................               82                29,584                  (53)
   Net unrealized appreciation (depreciation).......................          (23,427)              115,793               (1,944)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..          (20,074)              143,907               (2,012)
                                                                         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................              232                12,934                   --
   Participant transfers............................................          (21,663)             (129,618)              10,000
   Participant withdrawals..........................................           (2,485)              (43,120)                (266)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          (23,916)             (159,804)               9,734
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets............................          (43,990)              (15,897)               7,722
NET ASSETS
   Beginning of period..............................................          113,057               427,004               20,007
                                                                         ------------          ------------          -----------
   End of period....................................................     $     69,067          $    411,107          $    27,729
                                                                         ============          ============          ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................       $    1,511              $   (203)            $    (26)
   Net realized gain (loss).........................................           15,910                 1,379                   (4)
   Net unrealized appreciation (depreciation).......................           40,885                13,894                1,884
                                                                           ----------             ---------            ---------
   Net increase (decrease) in net assets resulting from operations..           58,306                15,070                1,854
                                                                           ----------             ---------            ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            3,734                 3,828                2,490
   Participant transfers............................................          254,523                68,638               12,002
   Participant withdrawals..........................................           (3,798)               (2,934)                 (60)
                                                                           ----------             ---------            ---------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          254,459                69,532               14,432
                                                                           ----------             ---------            ---------
   Net increase (decrease) in net assets............................          312,765                84,602               16,286
NET ASSETS
   Beginning of period..............................................           58,649                     0                    0
                                                                           ----------             ---------            ---------
   End of period....................................................       $  371,414             $  84,602            $  16,286
                                                                           ==========             =========            =========

                                                                            GROWTH                                    SCHAFER
                                                                          AND INCOME           VALUE EQUITY           MID-CAP
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................         $    102               $    13             $     (2)
   Net realized gain (loss).........................................               (7)                   (4)                  (9)
   Net unrealized appreciation (depreciation).......................            4,180                   357               (1,156)
                                                                           ----------             ---------            ---------
   Net increase (decrease) in net assets resulting from operations..            4,275                   366               (1,167)
                                                                           ----------             ---------            ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            7,469                    --                   --
   Participant transfers............................................           41,999                 9,714                8,460
   Participant withdrawals..........................................             (204)                  (42)                 (28)
                                                                           ----------             ---------            ---------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           49,264                 9,672                8,432
                                                                           ----------             ---------            ---------
   Net increase (decrease) in net assets............................           53,539                10,038                7,265
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                           ----------             ---------            ---------
   End of period....................................................       $   53,539             $  10,038            $   7,265
                                                                           ==========             =========            =========

                                                                             WANGER                WANGER
                                                                              U.S.             INTERNATIONAL
                                                                           SMALL CAP             SMALL CAP
                                                                          SUBACCOUNT             SUBACCOUNT
                                                                          ----------             ----------
FROM OPERATIONS
   Net investment income (loss).....................................       $   22,188             $   1,036
   Net realized gain (loss).........................................           (1,168)               (2,560)
   Net unrealized appreciation (depreciation).......................           18,143                20,730
                                                                           ----------             ---------
   Net increase (decrease) in net assets resulting from operations..           39,163                19,206
                                                                           ----------             ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            6,509                   142
   Participant transfers............................................          139,320               (31,046)
   Participant withdrawals..........................................         (119,121)               (2,397)
                                                                           ----------             ---------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           26,708               (33,301)
                                                                           ----------             ---------
   Net increase (decrease) in net assets............................           65,871               (14,095)
NET ASSETS
   Beginning of period..............................................          506,196               146,377
                                                                           ----------             ---------
   End of period....................................................       $  572,067             $ 132,282
                                                                           ==========             =========

(1) From inception April 28, 1998 to December 31, 1998
(2) From inception April 21, 1998 to December 31, 1998
(3) From inception March 13, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                  TEMPLETON
                                                                           TEMPLETON              DEVELOPING
                                                                         INTERNATIONAL             MARKETS
                                                                         SUBACCOUNT(4)          SUBACCOUNT(5)
                                                                         -------------          -------------
FROM OPERATIONS
   Net investment income (loss).....................................        $     (30)             $     (7)
   Net realized gain (loss).........................................                1                    (1)
   Net unrealized appreciation (depreciation).......................              598                   199
                                                                            ---------             ---------
   Net increase (decrease) in net assets resulting from operations..              569                   191
                                                                            ---------             ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................               --                    --
   Participant transfers............................................           58,235                10,000
   Participant withdrawals..........................................             (173)                  (34)
                                                                            ---------             ---------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           58,062                 9,966
                                                                            ---------             ---------
   Net increase (decrease) in net assets............................           58,631                10,157
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                            ---------             ---------
   End of period....................................................        $  58,631             $  10,157
                                                                            =========             =========

(4) From inception November 23, 1998 to December 31, 1998
(5) From inception November 9, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income............................................        $  32,748          $    39,817         $     236,378
   Net realized gain................................................               --            5,258,165                96,168
   Net unrealized appreciation......................................               --              406,199                13,298
                                                                            ---------          -----------           -----------
   Net increase in net assets resulting from operations.............           32,748            5,704,181               345,844
                                                                            ---------          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           20,734               31,261                 1,248
   Participant transfers............................................         (485,415)             (14,615)              102,450
   Participant withdrawals..........................................          (38,213)            (863,532)              (58,294)
                                                                            ---------          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................         (502,894)            (846,886)               45,404
                                                                            ---------          -----------           -----------
   Net increase (decrease) in net assets............................         (470,146)           4,857,295               391,248
NET ASSETS
   Beginning of period..............................................          978,103           28,337,856             3,329,798
                                                                            ---------          -----------           -----------
   End of period....................................................        $ 507,957          $33,195,151           $ 3,721,046
                                                                            =========          ===========           ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income............................................     $   279,202            $   13,746           $     6,335
   Net realized gain................................................       2,197,643               173,937                35,646
   Net unrealized appreciation (depreciation).......................         531,049               (41,169)              (10,412)
                                                                         -----------           -----------            ----------
   Net increase in net assets resulting from operations.............       3,007,894               146,514                31,569
                                                                         -----------           -----------            ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................         109,277                 7,986                 1,666
   Participant transfers............................................        (317,620)             (241,204)              (30,741)
   Participant withdrawals..........................................        (557,654)              (74,579)             (176,265)
                                                                         -----------           -----------            ----------
   Net decrease in net assets resulting from participant transactions       (765,997)             (307,797)             (205,340)
                                                                         -----------           -----------            ----------
   Net increase (decrease) in net assets............................       2,241,897              (161,283)             (173,771)
NET ASSETS
   Beginning of period..............................................      15,260,187             1,367,244               366,230
                                                                         -----------           -----------            ----------
   End of period....................................................     $17,502,084           $ 1,205,961            $  192,459
                                                                         ===========           ===========            ==========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT(1)
                                                                          ----------            ----------          -------------
FROM OPERATIONS
   Net investment income (loss).....................................        $  2,558           $      (203)         $       743
   Net realized gain (loss).........................................           3,710                52,208                 (695)
   Net unrealized appreciation (depreciation).......................           9,852               (15,711)             (10,570)
                                                                            --------           ----------           -----------
   Net increase (decrease) in net assets resulting from operations..          16,120                36,294              (10,522)
                                                                            --------           ----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           1,571                12,472                   --
   Participant transfers............................................          85,333               212,505               30,856
   Participant withdrawals..........................................          (2,416)              (43,070)                (327)
                                                                            --------           ----------           -----------
   Net increase in net assets resulting from participant transactions         84,488               181,907               30,529
                                                                            --------           ----------           -----------
   Net increase in net assets.......................................         100,608               218,201               20,007
NET ASSETS
   Beginning of period..............................................          12,449               208,803                    0
                                                                            --------           ----------           -----------
   End of period....................................................        $113,057           $   427,004          $    20,007
                                                                            ========           ==========           ===========

                                                                                                  WANGER               WANGER
                                                                           ENHANCED           INTERNATIONAL             U.S.
                                                                             INDEX              SMALL CAP             SMALL CAP
                                                                         SUBACCOUNT(2)          SUBACCOUNT           SUBACCOUNT
                                                                         -------------          ----------           ----------
FROM OPERATIONS
   Net investment income............................................        $    207             $  1,963          $      3,980
   Net realized gain (loss).........................................             258                  (68)                  814
   Net unrealized appreciation (depreciation).......................             275               (9,128)               60,894
   Net increase (decrease) in net assets resulting from operations..             740               (7,233)               65,688
                                                                            --------           ----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................              --                1,559                 2,102
   Participant transfers............................................          58,145              149,460               450,846
   Participant withdrawals..........................................            (236)              (7,607)              (27,955)
                                                                            --------           ----------           -----------
   Net increase in net assets resulting from participant transactions         57,909              143,412               424,993
                                                                            --------           ----------
   Net increase in net assets.......................................          58,649              136,179               490,681
NET ASSETS
   Beginning of period..............................................               0               10,198                15,515
                                                                            --------           ----------           -----------
   End of period....................................................        $ 58,649           $  146,377           $   506,196
                                                                            ========           ==========           ===========














(1) From inception January 6, 1997 to December 31, 1997
(2) From inception September 22, 1997 to December 31, 1997

                        See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Policies offered by the Account have a death benefit, cash surrender value and loan privileges. The Account was established January 1, 1987 and currently consists of 19 Subaccounts, that invest in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds").

   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton International Series invests in stocks and debt obligations of companies and governments outside of the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
   D.  DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                       PURCHASES               SALES
----------                                                                                       ---------               -----
The Phoenix Edge Series Fund:
   Money Market...................................................................               $2,307,660           $2,014,371
   Growth.........................................................................                1,960,991            2,606,153
   Multi-Sector Fixed Income......................................................                  461,429              166,306
   Strategic Allocation...........................................................                1,729,252            1,900,572
   International..................................................................                  407,145              150,027
   Balanced.......................................................................                    9,286              103,526
   Real Estate....................................................................                    6,408               27,008
   Strategic Theme................................................................                   24,855              162,265
   Aberdeen New Asia..............................................................                   10,117                  394
   Enhanced Index.................................................................                  276,854                4,743
   Engemann Nifty Fifty...........................................................                  142,426               73,063
   Seneca Mid-Cap Growth..........................................................                   14,501                   88
   Growth and Income..............................................................                   49,671                  283
   Value Equity ..................................................................                    9,754                   66
   Schafer Mid-Cap................................................................                    8,481                   48
Wanger Advisors Trust:
   U.S. Small Cap.................................................................                  181,645              132,732
   International Small Cap........................................................                   13,680               45,954
The Templeton Variable Products Series Fund:
   International .................................................................                   58,236                  174
   Developing Markets ............................................................                   10,000                   33

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                                 SUBACCOUNT
                                            --------------------------------------------------------------------------------------
                                             MONEY                     MULTI-SECTOR      STRATEGIC
                                            MARKET        GROWTH       FIXED INCOME      ALLOCATION    INTERNATIONAL      BALANCED
                                            ------        ------       ------------      ----------    -------------      --------
Units outstanding, beginning of period      291,427     7,653,211        1,451,093       6,055,691        650,153          107,226
Participant deposits.................       272,723        18,958            3,095          55,853          4,797              461
Participant transfers................       550,868      (150,756)          30,543        (234,434)        54,653          (43,079)
Participant withdrawals..............      (675,481)     (284,421)         (32,616)       (357,465)       (58,864)         (11,130)
                                           --------     ---------        ---------       ---------        -------          -------
Units outstanding, end of period.....       439,537     7,236,992        1,452,115       5,519,645        650,739           53,478
                                           ========     =========        =========       =========        =======          =======

                                                                                                                            SENECA
                                              REAL       STRATEGIC        ABERDEEN         ENHANCED    ENGEMANN NIFTY       MID-CAP
                                             ESTATE        THEME          NEW ASIA          INDEX           FIFTY           GROWTH
                                             ------        -----          --------          -----           -----           ------
Units outstanding, beginning of period       71,147       365,357           29,593          57,784              0                0
Participant deposits.................           183         8,215               --           3,066          3,111            2,672
Participant transfers................       (14,164)      (98,454)          13,969         221,661         71,335           12,542
Participant withdrawals..............        (1,733)      (30,801)            (423)         (3,232)        (3,591)             (66)
                                           --------     ---------        ---------       ---------        -------          -------
Units outstanding, end of period.....        55,433       244,317           43,139         279,279         70,855           15,148
                                           ========     =========        =========       =========        =======          =======

                                             GROWTH                                        WANGER           WANGER
                                               AND          VALUE          SCHAFER           U.S.       INTERNATIONAL
                                             INCOME        EQUITY          MID-CAP        SMALL CAP       SMALL CAP
                                             ------        ------          -------        ---------       ---------
Units outstanding, beginning of period            0             0                0         384,787        145,518
Participant deposits.................         7,402            --               --           5,129            111
Participant transfers................        41,117         9,777            8,461          31,234        (29,957)
Participant withdrawals..............          (204)          (47)             (34)        (19,056)        (2,061)
                                           --------     ---------        ---------       ---------        -------
Units outstanding, end of period.....        48,315         9,730            8,427         402,094        113,611
                                           ========     =========        =========       =========        =======

                                                          TEMPLETON
                                           TEMPLETON      DEVELOPING
                                         INTERNATIONAL      MARKETS
                                         -------------      -------
Units outstanding, beginning of period            0            0
Participant deposits.................            --            --
Participant transfers................        58,236        10,000
Participant withdrawals..............          (173)          (34)
                                           --------     ---------
Units outstanding, end of period.....        58,063         9,966
                                           ========     =========

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--POLICY LOANS
   Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account.

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $640,106 during the period ended December 31, 1998.
   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
   An acquisition expense allowance is paid to Phoenix over a ten-year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.5% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.
   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS



[PRICEWATERHOUSECOOPERS LOGO]



To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Universal Life Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton International and Templeton Developing Markets (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PRICEWATERHOUSECOOPERS SIGNATURE]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103